Significant Credit and Revenue Concentration - Additional Information (Details) - tenant	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenue, Major Customer [Line Items]
Number of tenants	419	450
Revenues | Customer Concentration Risk
Revenue, Major Customer [Line Items]
Number of tenants	0	0
Revenues | Customer Concentration Risk | Minimum
Revenue, Major Customer [Line Items]
Percentage of concentration risk in largest tenant	4.00%	4.00%
Revenues | Customer Concentration Risk | Shopko
Revenue, Major Customer [Line Items]
Percentage of concentration risk in largest tenant	7.70%	9.00%
Assets, Total | Customer Concentration Risk | Shopko
Revenue, Major Customer [Line Items]
Percentage of concentration risk in largest tenant	5.10%	5.80%